LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 6 - LEASES

Lessee Arrangements

The Company enters into leases in the normal course of business primarily as part of its operations in the different airports, back office operations, research and development offices and headquarters offices.

The table below presents the effects on the amounts relating to the Company’s total lease cost:

	Year ended December 31,
	2023	2022	2021
Operating lease cost	$4,915	$4,617	$4,422
Short-term lease cost	1,609	1,614	1,542
Total lease cost	$6,524	$6,231	$5,964

Other information:

Cash paid for amounts included in the measurement of Lease liabilities:

	Year ended December 31,
	2023	2022	2021
Operating cash flows from operating leases	$4,902	$4,625	$4,465
Right-of-use assets obtained in exchange for new operating lease liabilities	1,655	3,885	3,164
Weighted-average remaining lease term-operating leases	2.6 years	3.3 years	4.0 years
Weighted-average remaining lease term-operating leases	5.94%	5.34%	5.12%

Balance sheet information related to operating leases was as follows:

	December 31,
	2023	2022
Operating lease ROU assets	$7,398	$10,201

Operating lease liabilities - current	$3,804	$3,969
Operating lease liabilities - non current	3,645	6,375
Total operating lease liabilities	$7,449	$10,344

Future undiscounted lease payments for operation leases with initial terms of more than one year as of December 31, 2023 are as follows:

Year ending December 31,
2024	$4,187
2025	1,738
2026	1,147
2027	775
2028	249
Thereafter	-
Total future minimum lease payments	8,096
Less: imputed interest	647
Total	$7,449